Merchandise Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Merchandise Inventories [Member]
Merchandise Inventories, Net (Details) [Line Items]
Inventories write-down	$ (69,700)	$ 152,759